QUARTERLY REPORT
                               DECEMBER 31, 2005

                                      FMI
                                  Common Stock
                                   Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                  Common Stock
                                   Fund, Inc.

                                                                January 24, 2006

Dear Fellow Shareholders:

  The FMI Common Stock Fund gained 9.45%*<F1> in calendar 2005 compared to
4.55% for the benchmark Russell 2000(1)<F2>. Given several significant negative developments during the year, such as a $70 per barrel oil price, unprecedented hurricane damage, inflation, and an inverted year-end yield curve, we were pleased with the results. Of course, around here we often cringe at making too much of the 12-month period that constitutes the calendar year. It is no more important or meaningful than any other 12-month period and we prefer to measure our investments, and ourselves, over longer-term time horizons. That said, 2005 was a fairly typical year from the standpoint that most of the performance came from relatively few stocks. The big winners in 2005 included three takeovers:
Accredo Health, Inc., Renal Care Group, Inc. and York International Corp. Four other standouts that were sold during the year are: Michaels Stores, Inc., Darden Restaurants, Inc., Newfield Exploration Co. and Casey's General Stores, Inc. We continue to own a number of winners, including Arrow Electronics, Inc., Imation Corp., and St. Mary Land & Exploration Co.

  While how we achieved the results was typical, the actual return for the year was anything but. The long-term average total return (including dividends) for equities has historically been approximately 10%. Ibbotson, who studied stock market returns going back to 1926, first verified this return. Ten percent is also a rough approximation for the return of the Standard & Poor's 500 (S&P) since its inception in 1955. It is interesting to note that even generously calling a yearly return within two points on either side of 10% (8-12%) an "average" year, the S&P 500 has only achieved this statistical return four times in its 51-year history. Incidentally, the S&P 500 was up approximately 5% in 2005 - another nonaverage performance! As hard as it is to believe, since 1980, when Fiduciary Management was founded, the Russell 2000 has never had an annual return between 8-12%. We also find it remarkable that the Fund's 9.45% return in 2005 represents the first time in 25 years that we have had an "average" year. The takeaway message is that stock returns over any 12-month period are unlikely to match the long-term average and are, in fact, very volatile. Achieving average or above-average results requires a commitment to a multiyear investment time horizon.

  As is our custom in January letters, we will make some comments on the economy, market and other macro issues.

The Economy
-----------

  The current economic expansion is four years old and approaching the post-World War II average of 57 months. Real (inflation adjusted) Gross Domestic Product (GDP) growth in 2005 was approximately 3.7%, although the "final" number will undoubtedly be revised several times in coming quarters. Many economists have stated that this expansion, at least so far, appears tepid by historical comparison. The data, as compiled by The Leuthold Group, supports this conclusion by showing that the post-WWII average real GDP cumulative growth of previous expansions is 25%, while the current rate is 14%.

-------------

*<F1> The Fund's one year and annualized five and ten year returns through December 31, 2005 were 9.45%, 12.52% and 12.64%, respectively.
(1)<F2> The Russell 2000 Index is an index comprised of 2,000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market. The Russell 2000 Index is a trademark/service of the Frank Russell Company.

  If the final numbers for this expansion prove to be below average, it will be especially noteworthy because the economy has received a remarkable boost from a variety of factors, including record equity cash-outs from mortgage refinancings, record low savings rates (see Chart A), low long-term interest rates, record high government spending, and until recently, low inflation rates. Factors that have depressed economic growth in an unusual way include below-average capital expenditures and sizeable government outlays on wars and security, which lack the typical economic multiplier effect.

                                    CHART A
                             Personal Savings Rate
                                    Percent

               Dec-71                                    9.5
               Jan-72                                    9.1
               Feb-72                                    9.4
               Mar-72                                    8.2
               Apr-72                                    8.3
               May-72                                    8.5
               Jun-72                                    7.2
               Jul-72                                    8.2
               Aug-72                                    8.6
               Sep-72                                    8.8
               Oct-72                                    9.5
               Nov-72                                   10.2
               Dec-72                                   10.3
               Jan-73                                    9.1
               Feb-73                                    9.5
               Mar-73                                    9.7
               Apr-73                                     10
               May-73                                   10.2
               Jun-73                                   10.7
               Jul-73                                   10.2
               Aug-73                                     11
               Sep-73                                   10.2
               Oct-73                                   11.5
               Nov-73                                   11.6
               Dec-73                                     12
               Jan-74                                   11.6
               Feb-74                                   11.4
               Mar-74                                   10.6
               Apr-74                                   10.2
               May-74                                     10
               Jun-74                                   10.2
               Jul-74                                   10.6
               Aug-74                                    9.5
               Sep-74                                   10.2
               Oct-74                                   10.7
               Nov-74                                   11.1
               Dec-74                                   11.1
               Jan-75                                   10.3
               Feb-75                                    9.5
               Mar-75                                    9.7
               Apr-75                                   11.3
               May-75                                   14.6
               Jun-75                                   11.4
               Jul-75                                    9.7
               Aug-75                                   10.1
               Sep-75                                   10.2
               Oct-75                                   10.7
               Nov-75                                     10
               Dec-75                                    9.3
               Jan-76                                    9.2
               Feb-76                                    9.9
               Mar-76                                    9.8
               Apr-76                                    9.4
               May-76                                   10.1
               Jun-76                                    9.2
               Jul-76                                    9.5
               Aug-76                                    9.6
               Sep-76                                    9.3
               Oct-76                                      9
               Nov-76                                    9.4
               Dec-76                                    8.4
               Jan-77                                    8.5
               Feb-77                                    7.1
               Mar-77                                    8.4
               Apr-77                                    8.4
               May-77                                    8.3
               Jun-77                                    8.7
               Jul-77                                    8.6
               Aug-77                                      9
               Sep-77                                    9.3
               Oct-77                                    9.4
               Nov-77                                    9.4
               Dec-77                                    9.4
               Jan-78                                    9.9
               Feb-78                                    9.1
               Mar-78                                    9.1
               Apr-78                                    8.9
               May-78                                    8.5
               Jun-78                                    8.1
               Jul-78                                    9.1
               Aug-78                                    8.5
               Sep-78                                    8.8
               Oct-78                                    8.9
               Nov-78                                    8.8
               Dec-78                                    8.7
               Jan-79                                    9.4
               Feb-79                                    9.3
               Mar-79                                    9.5
               Apr-79                                    9.2
               May-79                                    8.8
               Jun-79                                    8.4
               Jul-79                                    9.1
               Aug-79                                    8.3
               Sep-79                                    7.9
               Oct-79                                    8.7
               Nov-79                                    8.8
               Dec-79                                    9.3
               Jan-80                                    9.3
               Feb-80                                    9.6
               Mar-80                                    9.7
               Apr-80                                   10.1
               May-80                                     10
               Jun-80                                    9.7
               Jul-80                                    9.8
               Aug-80                                    9.8
               Sep-80                                   10.3
               Oct-80                                   10.4
               Nov-80                                   10.9
               Dec-80                                   10.7
               Jan-81                                    9.9
               Feb-81                                    9.8
               Mar-81                                    9.7
               Apr-81                                    9.8
               May-81                                     10
               Jun-81                                    9.9
               Jul-81                                   11.4
               Aug-81                                   11.2
               Sep-81                                   11.7
               Oct-81                                   12.5
               Nov-81                                   12.5
               Dec-81                                   11.7
               Jan-82                                   11.9
               Feb-82                                   11.3
               Mar-82                                   11.5
               Apr-82                                   12.2
               May-82                                   11.6
               Jun-82                                   11.5
               Jul-82                                   11.9
               Aug-82                                   11.7
               Sep-82                                   10.8
               Oct-82                                   10.3
               Nov-82                                    9.9
               Dec-82                                    9.7
               Jan-83                                    9.9
               Feb-83                                     10
               Mar-83                                    9.5
               Apr-83                                    9.1
               May-83                                    8.9
               Jun-83                                    8.1
               Jul-83                                    8.6
               Aug-83                                      8
               Sep-83                                    8.5
               Oct-83                                    8.6
               Nov-83                                    9.2
               Dec-83                                    9.1
               Jan-84                                    9.4
               Feb-84                                   10.8
               Mar-84                                   10.6
               Apr-84                                   10.8
               May-84                                   10.5
               Jun-84                                   10.6
               Jul-84                                   11.4
               Aug-84                                   11.3
               Sep-84                                   11.2
               Oct-84                                   11.4
               Nov-84                                   10.6
               Dec-84                                     11
               Jan-85                                   10.3
               Feb-85                                    9.1
               Mar-85                                    8.7
               Apr-85                                   10.1
               May-85                                   11.1
               Jun-85                                    9.5
               Jul-85                                    8.9
               Aug-85                                      8
               Sep-85                                    6.8
               Oct-85                                    8.9
               Nov-85                                    8.5
               Dec-85                                    8.3
               Jan-86                                    8.2
               Feb-86                                    8.9
               Mar-86                                    9.5
               Apr-86                                    9.1
               May-86                                    8.7
               Jun-86                                    8.9
               Jul-86                                    8.6
               Aug-86                                    8.3
               Sep-86                                    6.4
               Oct-86                                    7.5
               Nov-86                                    8.1
               Dec-86                                    5.9
               Jan-87                                    8.8
               Feb-87                                    7.6
               Mar-87                                    7.7
               Apr-87                                    3.5
               May-87                                    7.2
               Jun-87                                    6.7
               Jul-87                                    6.5
               Aug-87                                    6.2
               Sep-87                                    6.7
               Oct-87                                    7.4
               Nov-87                                    7.6
               Dec-87                                    7.7
               Jan-88                                      7
               Feb-88                                    7.5
               Mar-88                                    7.2
               Apr-88                                    7.6
               May-88                                    7.2
               Jun-88                                    7.3
               Jul-88                                    7.5
               Aug-88                                    7.2
               Sep-88                                    7.5
               Oct-88                                    7.2
               Nov-88                                      7
               Dec-88                                    7.2
               Jan-89                                    7.6
               Feb-89                                    7.9
               Mar-89                                    8.3
               Apr-89                                    7.3
               May-89                                      7
               Jun-89                                    7.1
               Jul-89                                    7.1
               Aug-89                                    6.4
               Sep-89                                    6.6
               Oct-89                                    6.8
               Nov-89                                    7.2
               Dec-89                                    6.5
               Jan-90                                    6.6
               Feb-90                                    7.3
               Mar-90                                      7
               Apr-90                                    7.3
               May-90                                    7.2
               Jun-90                                    7.1
               Jul-90                                    7.2
               Aug-90                                    6.7
               Sep-90                                    6.7
               Oct-90                                    6.6
               Nov-90                                    6.7
               Dec-90                                    7.3
               Jan-91                                    7.9
               Feb-91                                    7.5
               Mar-91                                    6.6
               Apr-91                                    7.1
               May-91                                    6.9
               Jun-91                                    7.4
               Jul-91                                    6.8
               Aug-91                                      7
               Sep-91                                    7.2
               Oct-91                                    7.5
               Nov-91                                    7.3
               Dec-91                                    7.9
               Jan-92                                    7.4
               Feb-92                                    7.9
               Mar-92                                    7.9
               Apr-92                                      8
               May-92                                    7.9
               Jun-92                                    7.8
               Jul-92                                    7.5
               Aug-92                                    7.6
               Sep-92                                    6.9
               Oct-92                                    7.1
               Nov-92                                      7
               Dec-92                                    9.4
               Jan-93                                    5.8
               Feb-93                                    5.6
               Mar-93                                    5.6
               Apr-93                                    6.4
               May-93                                    6.3
               Jun-93                                    5.9
               Jul-93                                    5.4
               Aug-93                                    5.6
               Sep-93                                      5
               Oct-93                                      5
               Nov-93                                      5
               Dec-93                                    7.6
               Jan-94                                      4
               Feb-94                                    3.9
               Mar-94                                    4.3
               Apr-94                                    4.2
               May-94                                    5.8
               Jun-94                                    5.1
               Jul-94                                    5.1
               Aug-94                                    4.7
               Sep-94                                      5
               Oct-94                                    5.3
               Nov-94                                    5.2
               Dec-94                                    5.3
               Jan-95                                    5.6
               Feb-95                                    5.9
               Mar-95                                    5.5
               Apr-95                                    4.8
               May-95                                    4.9
               Jun-95                                    4.4
               Jul-95                                    4.6
               Aug-95                                    4.1
               Sep-95                                    4.1
               Oct-95                                    4.4
               Nov-95                                    3.9
               Dec-95                                    3.6
               Jan-96                                    4.2
               Feb-96                                    4.3
               Mar-96                                    4.2
               Apr-96                                    3.1
               May-96                                    4.1
               Jun-96                                    4.5
               Jul-96                                    4.1
               Aug-96                                    4.1
               Sep-96                                    4.1
               Oct-96                                    3.8
               Nov-96                                    3.8
               Dec-96                                    3.8
               Jan-97                                    3.7
               Feb-97                                    3.5
               Mar-97                                    3.7
               Apr-97                                    3.8
               May-97                                      4
               Jun-97                                    3.9
               Jul-97                                    3.3
               Aug-97                                    3.3
               Sep-97                                    3.6
               Oct-97                                    3.5
               Nov-97                                    3.7
               Dec-97                                    3.8
               Jan-98                                    4.6
               Feb-98                                    4.6
               Mar-98                                    4.7
               Apr-98                                    4.7
               May-98                                    4.4
               Jun-98                                    4.4
               Jul-98                                    4.5
               Aug-98                                    4.3
               Sep-98                                    4.2
               Oct-98                                    3.9
               Nov-98                                      4
               Dec-98                                    3.5
               Jan-99                                      4
               Feb-99                                    3.7
               Mar-99                                    3.3
               Apr-99                                    2.5
               May-99                                    2.1
               Jun-99                                    2.1
               Jul-99                                    1.9
               Aug-99                                    1.8
               Sep-99                                    1.4
               Oct-99                                      2
               Nov-99                                    2.1
               Dec-99                                    1.6
               Jan-00                                    2.9
               Feb-00                                    2.4
               Mar-00                                      2
               Apr-00                                    2.4
               May-00                                    2.4
               Jun-00                                    2.5
               Jul-00                                    2.9
               Aug-00                                    2.8
               Sep-00                                    2.2
               Oct-00                                    2.3
               Nov-00                                    2.1
               Dec-00                                    1.5
               Jan-01                                    1.9
               Feb-01                                    1.7
               Mar-01                                      2
               Apr-01                                    1.6
               May-01                                      1
               Jun-01                                    1.1
               Jul-01                                    2.4
               Aug-01                                    3.7
               Sep-01                                    4.2
               Oct-01                                   -0.2
               Nov-01                                    0.7
               Dec-01                                    1.1
               Jan-02                                    2.9
               Feb-02                                    2.8
               Mar-02                                      3
               Apr-02                                    2.6
               May-02                                    3.1
               Jun-02                                    2.8
               Jul-02                                    1.9
               Aug-02                                    1.7
               Sep-02                                    2.2
               Oct-02                                      2
               Nov-02                                    1.8
               Dec-02                                    1.5
               Jan-03                                    1.9
               Feb-03                                    2.1
               Mar-03                                    1.8
               Apr-03                                      2
               May-03                                    2.3
               Jun-03                                      2
               Jul-03                                    3.1
               Aug-03                                    2.6
               Sep-03                                    1.7
               Oct-03                                      2
               Nov-03                                      2
               Dec-03                                    1.9
               Jan-04                                    1.7
               Feb-04                                    2.1
               Mar-04                                    1.7
               Apr-04                                    2.1
               May-04                                    1.3
               Jun-04                                    1.5
               Jul-04                                    1.1
               Aug-04                                    1.5
               Sep-04                                      1
               Oct-04                                    1.1
               Nov-04                                    1.3
               Dec-04                                    4.4
               Jan-05                                    0.7
               Feb-05                                    0.5
               Mar-05                                    0.4
               Apr-05                                   -0.2
               May-05                                      0
               Jun-05                                   -0.6
               Jul-05                                   -1.4
               Aug-05                                   -3.4
               Sep-05                                   -0.5
               Oct-05                                   -0.2
               Nov-05                                   -0.2

Source: Bureau of Economic Analysis

  The outlook for economic growth in 2006 and beyond depends on a number of factors. Will U.S. corporations, which appear to be cash-rich, increase capital spendingo Will the consumer be a source of incremental growtho Will government spending increaseo In answering the first question, we look to our own observations as well as recent commentary from Stephen Roach, Morgan Stanley's noted economist. Roach points out that Chinese capital spending (in dollars) is rapidly approaching the U.S. and European levels. This is astonishing, considering that China's economy is less than one-quarter the size of that of the United States. Many of the companies we follow are definitely spending more money overseas, particularly in the Far East. A dollar of capital spent in China, for example, buys perhaps three to four times as much infrastructure as it does in the U.S. Anecdotally, in a conversation we had with the CEO of a multinational manufacturer recently, he stated, "I don't think we'll ever build another plant in America or hire another U.S. based manufacturing employee." Of course, his comments hardly reflect the mainstream, but directionally, the focus is certainly moving East. U.S. based capital spending seems to be geared more to technology, health care and recreation, but so far this has not been enough to drive significant growth in the overall capital expenditure numbers. Furthermore, we see corporations devoting an increasing share of their cash to fund pension and other post-retirement obligations.

  A number of factors contribute to whether or not the consumer can be a source of incremental growth. There is simply no denying the fact that consumer spending has received an enormous push from home equity cash-outs. Our June 2005 letter outlined these figures. Growing home equity lines of credit have also been a source of funds for consumers in recent years, although the rate of growth has slowed from nearly 40% at the start of 2005 to roughly 5% at year-end. We think that a more somber housing backdrop will take some of the wind out of consumption which, incidentally, recently hit 71% of GDP, far above its post-WWII average of 66%.

  Wages have lagged during this recovery, but recently there are signs of improvement here. Real wages were up 1% in the latest period. Overall the unemployment rate is only 5%, and the denominator - those actively looking for work - is still depressed; thus, there is latent capacity that could aid future economic growth.

  The federal budget deficit was reported at $319 billion for fiscal 2005. While this is an extraordinary number, it was actually down $93 billion from 2004. Interestingly, government receipts were actually up 14.6% from the previous year, proving the spending increase to be quite remarkable. Given the political climate today and the escalating unfunded mandates, it is unlikely that discretionary government spending will be a source of economic growth.

  In summary, we don't see a good case for sustaining GDP growth near a 4% rate.

Housing
-------

  In previous letters, we have articulated our concerns about the overheated housing market. Merrill Lynch recently indicated that the stock of housing has increased at over a two million per year rate for six months straight. This only happened three times before: 1971-73, 1977-78, and 1984. However, they point out that household formation averaged 2.5% growth during these periods compared to 1% now. Looking at other periods when household formation was near 1%, Merrill's research shows that housing starts averaged 1.5 million units.
Quoting from Merrill's The Year Ahead report dated December 6, 2005:

  Many speculative periods end when inventories uncontrollably rise, and that may be commencing in the housing market. The backlog of unsold homes has risen to a nine-year high, and the number of unsold newly built single-family homes is up 20% from a year ago. This oversupply of housing seems to be coinciding with factors contributing to the slowdown in housing demand. Affordability for the first-time homebuyer has deteriorated to levels not seen since the tail end of the housing boom of the late 1980s. Today, the lack of affordability is being fueled by higher home prices, as opposed to past periods when the lack of affordability was generally determined by high interest rates.

                                     CHART B
                          New Home Sales - Months Supply

               Dec-71                                    5.1
               Jan-72                                    5.2
               Feb-72                                    5.4
               Mar-72                                    6.1
               Apr-72                                    5.8
               May-72                                    6.1
               Jun-72                                    6.3
               Jul-72                                    6.3
               Aug-72                                    6.0
               Sep-72                                    6.2
               Oct-72                                    5.7
               Nov-72                                    6.8
               Dec-72                                    6.5
               Jan-73                                    6.5
               Feb-73                                    6.8
               Mar-73                                    7.0
               Apr-73                                    7.7
               May-73                                    7.5
               Jun-73                                    7.8
               Jul-73                                    8.7
               Aug-73                                    9.4
               Sep-73                                    9.5
               Oct-73                                    9.4
               Nov-73                                    9.6
               Dec-73                                   10.1
               Jan-74                                    9.7
               Feb-74                                    9.6
               Mar-74                                    8.8
               Apr-74                                    9.1
               May-74                                    8.0
               Jun-74                                    8.9
               Jul-74                                    8.8
               Aug-74                                    9.3
               Sep-74                                    9.1
               Oct-74                                    9.8
               Nov-74                                    9.7
               Dec-74                                   10.3
               Jan-75                                    9.9
               Feb-75                                   10.4
               Mar-75                                    8.9
               Apr-75                                    7.2
               May-75                                    6.8
               Jun-75                                    7.2
               Jul-75                                    7.0
               Aug-75                                    6.8
               Sep-75                                    7.3
               Oct-75                                    6.6
               Nov-75                                    5.8
               Dec-75                                    5.8
               Jan-76                                    6.4
               Feb-76                                    5.9
               Mar-76                                    6.8
               Apr-76                                    6.4
               May-76                                    7.0
               Jun-76                                    6.9
               Jul-76                                    6.4
               Aug-76                                    6.2
               Sep-76                                    6.2
               Oct-76                                    5.8
               Nov-76                                    6.0
               Dec-76                                    5.6
               Jan-77                                    5.3
               Feb-77                                    5.1
               Mar-77                                    5.0
               Apr-77                                    5.5
               May-77                                    5.4
               Jun-77                                    5.5
               Jul-77                                    6.1
               Aug-77                                    5.8
               Sep-77                                    5.9
               Oct-77                                    6.1
               Nov-77                                    6.0
               Dec-77                                    6.0
               Jan-78                                    5.9
               Feb-78                                    6.3
               Mar-78                                    6.1
               Apr-78                                    5.8
               May-78                                    5.9
               Jun-78                                    6.2
               Jul-78                                    6.6
               Aug-78                                    6.6
               Sep-78                                    5.9
               Oct-78                                    5.7
               Nov-78                                    6.5
               Dec-78                                    6.1
               Jan-79                                    6.6
               Feb-79                                    6.8
               Mar-79                                    6.6
               Apr-79                                    6.8
               May-79                                    7.1
               Jun-79                                    7.4
               Jul-79                                    7.1
               Aug-79                                    6.9
               Sep-79                                    7.4
               Oct-79                                    7.4
               Nov-79                                    8.3
               Dec-79                                    8.6
               Jan-80                                    7.9
               Feb-80                                    8.6
               Mar-80                                    9.8
               Apr-80                                   11.6
               May-80                                    9.2
               Jun-80                                    7.6
               Jul-80                                    6.5
               Aug-80                                    6.0
               Sep-80                                    7.3
               Oct-80                                    7.3
               Nov-80                                    7.4
               Dec-80                                    7.6
               Jan-81                                    8.0
               Feb-81                                    8.1
               Mar-81                                    7.7
               Apr-81                                    8.6
               May-81                                    8.4
               Jun-81                                    9.2
               Jul-81                                    9.0
               Aug-81                                    9.8
               Sep-81                                   11.3
               Oct-81                                   10.3
               Nov-81                                    9.1
               Dec-81                                    7.1
               Jan-82                                    8.9
               Feb-82                                    9.2
               Mar-82                                    8.7
               Apr-82                                    9.4
               May-82                                    8.3
               Jun-82                                    8.3
               Jul-82                                    8.2
               Aug-82                                    7.1
               Sep-82                                    6.7
               Oct-82                                    6.2
               Nov-82                                    5.4
               Dec-82                                    5.8
               Jan-83                                    5.4
               Feb-83                                    5.6
               Mar-83                                    5.4
               Apr-83                                    5.1
               May-83                                    4.9
               Jun-83                                    5.3
               Jul-83                                    5.8
               Aug-83                                    6.2
               Sep-83                                    6.2
               Oct-83                                    5.6
               Nov-83                                    5.8
               Dec-83                                    4.7
               Jan-84                                    5.3
               Feb-84                                    5.1
               Mar-84                                    6.1
               Apr-84                                    6.0
               May-84                                    6.7
               Jun-84                                    6.6
               Jul-84                                    6.7
               Aug-84                                    7.5
               Sep-84                                    6.5
               Oct-84                                    6.0
               Nov-84                                    7.2
               Dec-84                                    7.3
               Jan-85                                    6.7
               Feb-85                                    6.5
               Mar-85                                    6.4
               Apr-85                                    6.9
               May-85                                    6.4
               Jun-85                                    6.0
               Jul-85                                    5.6
               Aug-85                                    5.8
               Sep-85                                    6.3
               Oct-85                                    6.4
               Nov-85                                    5.9
               Dec-85                                    5.8
               Jan-86                                    5.7
               Feb-86                                    6.0
               Mar-86                                    4.7
               Apr-86                                    4.7
               May-86                                    5.2
               Jun-86                                    5.7
               Jul-86                                    6.1
               Aug-86                                    7.0
               Sep-86                                    5.8
               Oct-86                                    6.5
               Nov-86                                    6.1
               Dec-86                                    5.5
               Jan-87                                    6.0
               Feb-87                                    6.2
               Mar-87                                    6.0
               Apr-87                                    6.0
               May-87                                    6.7
               Jun-87                                    6.9
               Jul-87                                    6.7
               Aug-87                                    6.8
               Sep-87                                    6.8
               Oct-87                                    6.8
               Nov-87                                    7.0
               Dec-87                                    7.6
               Jan-88                                    7.5
               Feb-88                                    6.6
               Mar-88                                    6.6
               Apr-88                                    6.4
               May-88                                    6.6
               Jun-88                                    6.2
               Jul-88                                    6.6
               Aug-88                                    6.6
               Sep-88                                    6.5
               Oct-88                                    6.0
               Nov-88                                    7.2
               Dec-88                                    6.8
               Jan-89                                    6.2
               Feb-89                                    7.5
               Mar-89                                    8.2
               Apr-89                                    7.4
               May-89                                    7.1
               Jun-89                                    7.2
               Jul-89                                    6.1
               Aug-89                                    6.4
               Sep-89                                    7.1
               Oct-89                                    6.9
               Nov-89                                    6.6
               Dec-89                                    7.0
               Jan-90                                    7.0
               Feb-90                                    7.6
               Mar-90                                    7.8
               Apr-90                                    8.3
               May-90                                    8.2
               Jun-90                                    7.9
               Jul-90                                    7.8
               Aug-90                                    8.2
               Sep-90                                    8.4
               Oct-90                                    8.7
               Nov-90                                    8.2
               Dec-90                                    8.5
               Jan-91                                    9.4
               Feb-91                                    7.9
               Mar-91                                    7.3
               Apr-91                                    7.3
               May-91                                    7.0
               Jun-91                                    7.0
               Jul-91                                    7.1
               Aug-91                                    6.8
               Sep-91                                    7.4
               Oct-91                                    6.7
               Nov-91                                    6.2
               Dec-91                                    6.2
               Jan-92                                    5.2
               Feb-92                                    4.9
               Mar-92                                    6.1
               Apr-92                                    6.1
               May-92                                    6.0
               Jun-92                                    5.6
               Jul-92                                    5.3
               Aug-92                                    5.2
               Sep-92                                    5.0
               Oct-92                                    5.1
               Nov-92                                    5.4
               Dec-92                                    5.0
               Jan-93                                    5.4
               Feb-93                                    5.3
               Mar-93                                    5.4
               Apr-93                                    4.7
               May-93                                    5.3
               Jun-93                                    5.2
               Jul-93                                    5.3
               Aug-93                                    5.5
               Sep-93                                    4.9
               Oct-93                                    5.0
               Nov-93                                    4.8
               Dec-93                                    4.5
               Jan-94                                    5.9
               Feb-94                                    5.0
               Mar-94                                    4.8
               Apr-94                                    5.2
               May-94                                    5.3
               Jun-94                                    6.2
               Jul-94                                    6.3
               Aug-94                                    6.1
               Sep-94                                    6.0
               Oct-94                                    5.6
               Nov-94                                    6.3
               Dec-94                                    6.6
               Jan-95                                    6.8
               Feb-95                                    7.3
               Mar-95                                    6.8
               Apr-95                                    6.7
               May-95                                    6.3
               Jun-95                                    5.8
               Jul-95                                    5.6
               Aug-95                                    6.1
               Sep-95                                    6.3
               Oct-95                                    6.3
               Nov-95                                    6.8
               Dec-95                                    6.4
               Jan-96                                    6.5
               Feb-96                                    5.2
               Mar-96                                    6.3
               Apr-96                                      6
               May-96                                    5.8
               Jun-96                                    5.9
               Jul-96                                    5.6
               Aug-96                                    5.1
               Sep-96                                    5.3
               Oct-96                                    5.6
               Nov-96                                    5.1
               Dec-96                                      5
               Jan-97                                    4.7
               Feb-97                                    4.5
               Mar-97                                    4.1
               Apr-97                                    4.7
               May-97                                    4.6
               Jun-97                                    4.4
               Jul-97                                    4.4
               Aug-97                                    4.3
               Sep-97                                    4.2
               Oct-97                                    4.3
               Nov-97                                    3.9
               Dec-97                                    4.4
               Jan-98                                      4
               Feb-98                                    3.9
               Mar-98                                    4.1
               Apr-98                                      4
               May-98                                    3.9
               Jun-98                                    3.8
               Jul-98                                      4
               Aug-98                                    4.1
               Sep-98                                    4.1
               Oct-98                                      4
               Nov-98                                    3.5
               Dec-98                                    3.8
               Jan-99                                    3.9
               Feb-99                                    4.0
               Mar-99                                    4.1
               Apr-99                                    3.9
               May-99                                    4.0
               Jun-99                                    3.9
               Jul-99                                    4.0
               Aug-99                                    4.0
               Sep-99                                    4.5
               Oct-99                                    4.2
               Nov-99                                    4.3
               Dec-99                                    4.3
               Jan-00                                    4.3
               Feb-00                                    4.3
               Mar-00                                    4.3
               Apr-00                                    4.4
               May-00                                    4.4
               Jun-00                                    4.8
               Jul-00                                    4.1
               Aug-00                                    4.4
               Sep-00                                    4.0
               Oct-00                                    4.0
               Nov-00                                    4.2
               Dec-00                                    3.6
               Jan-01                                    3.8
               Feb-01                                    3.7
               Mar-01                                    3.8
               Apr-01                                    3.9
               May-01                                    4.0
               Jun-01                                    4.2
               Jul-01                                    4.2
               Aug-01                                    4.4
               Sep-01                                    4.4
               Oct-01                                    4.3
               Nov-01                                    4.1
               Dec-01                                    3.8
               Jan-02                                    4.2
               Feb-02                                    4.0
               Mar-02                                    4.1
               Apr-02                                    4.3
               May-02                                    4.0
               Jun-02                                    4.2
               Jul-02                                    4.2
               Aug-02                                    4.0
               Sep-02                                    3.9
               Oct-02                                    4.0
               Nov-02                                    4.0
               Dec-02                                    4.0
               Jan-03                                    4.0
               Feb-03                                    4.5
               Mar-03                                    4.1
               Apr-03                                    4.1
               May-03                                    3.9
               Jun-03                                    3.5
               Jul-03                                    3.6
               Aug-03                                    3.5
               Sep-03                                    3.8
               Oct-03                                    3.8
               Nov-03                                    4.1
               Dec-03                                    4.0
               Jan-04                                    3.8
               Feb-04                                    3.8
               Mar-04                                    3.7
               Apr-04                                    4.0
               May-04                                    3.8
               Jun-04                                    3.9
               Jul-04                                    4.4
               Aug-04                                    4.3
               Sep-04                                    4.1
               Oct-04                                    3.8
               Nov-04                                    4.3
               Dec-04                                    4.1
               Jan-05                                    4.4
               Feb-05                                    4.4
               Mar-05                                    4.2
               Apr-05                                    4.3
               May-05                                    4.3
               Jun-05                                    4.3
               Jul-05                                    4.1
               Aug-05                                    4.5
               Sep-05                                    4.7
               Oct-05                                    4.2
               Nov-05                                    4.9

Source: Bureau of the Census

Recently we have been seeing anecdotal data suggesting that the market has finally begun to soften. Applications for purchase mortgages in late December had declined to the June 2002 level. Mortgage lenders are beginning to retrench, as evidenced by several lenders closing loan-processing centers.

  On the cocktail circuit this holiday season, there was still a lot of optimism about housing prices. The data shows housing prices still on the rise, but with inventory up and affordability at low levels, we would bet on a slowdown ahead.

                                    CHART C
                             Housing Affordability
         Required Annual Income to Afford a Median-Priced New Home*<F3>

               Dec-71                               10593.29
               Jan-72                               10301.54
               Feb-72                               10933.01
               Mar-72                               11270.79
               Apr-72                               10971.96
               May-72                               11183.42
               Jun-72                               11100.58
               Jul-72                               11507.35
               Aug-72                               11673.52
               Sep-72                               11654.91
               Oct-72                               12029.53
               Nov-72                               12124.70
               Dec-72                               12386.87
               Jan-73                               12470.28
               Feb-73                               12386.87
               Mar-73                               13121.64
               Apr-73                               13814.49
               May-73                               13622.68
               Jun-73                               14200.51
               Jul-73                               15128.43
               Aug-73                               15316.76
               Sep-73                               15770.77
               Oct-73                               15746.82
               Nov-73                               15801.64
               Dec-73                               16530.89
               Jan-74                               15836.31
               Feb-74                               16041.72
               Mar-74                               16470.96
               Apr-74                               16591.72
               May-74                               17188.80
               Jun-74                               17081.91
               Jul-74                               18212.70
               Aug-74                               18151.92
               Sep-74                               18996.68
               Oct-74                               19554.42
               Nov-74                               19293.65
               Dec-74                               19065.55
               Jan-75                               18653.98
               Feb-75                               18477.39
               Mar-75                               18564.35
               Apr-75                               18620.91
               May-75                               18916.28
               Jun-75                               18117.42
               Jul-75                               18452.05
               Aug-75                               18343.09
               Sep-75                               19389.34
               Oct-75                               20036.67
               Nov-75                               20108.72
               Dec-75                               20506.78
               Jan-76                               20119.31
               Feb-76                               20265.15
               Mar-76                               20598.77
               Apr-76                               20401.38
               May-76                               20617.46
               Jun-76                               21957.98
               Jul-76                               21397.06
               Aug-76                               21338.59
               Sep-76                               21541.39
               Oct-76                               21732.88
               Nov-76                               21736.39
               Dec-76                               21744.45
               Jan-77                               21418.45
               Feb-77                               22211.46
               Mar-77                               21688.66
               Apr-77                               22987.39
               May-77                               23418.64
               Jun-77                               23217.33
               Jul-77                               23337.02
               Aug-77                               23529.09
               Sep-77                               23205.44
               Oct-77                               24637.25
               Nov-77                               24828.98
               Dec-77                               25351.21
               Jan-78                               25294.23
               Feb-78                               26051.88
               Mar-78                               26144.22
               Apr-78                               26564.47
               May-78                               28296.62
               Jun-78                               29128.55
               Jul-78                               28224.85
               Aug-78                               29018.06
               Sep-78                               29562.98
               Oct-78                               30336.19
               Nov-78                               31194.74
               Dec-78                               32473.36
               Jan-79                               32798.09
               Feb-79                               33342.40
               Mar-79                               32960.64
               Apr-79                               34357.61
               May-79                               35003.74
               Jun-79                               36799.97
               Jul-79                               36715.50
               Aug-79                               36830.60
               Sep-79                               38612.38
               Oct-79                               37416.90
               Nov-79                               41902.85
               Dec-79                               40530.54
               Jan-80                               41394.28
               Feb-80                               43197.19
               Mar-80                               48334.58
               Apr-80                               51921.17
               May-80                               45639.50
               Jun-80                               42194.55
               Jul-80                               40061.23
               Aug-80                               40775.67
               Sep-80                               45973.55
               Oct-80                               45983.11
               Nov-80                               48084.55
               Dec-80                               50156.23
               Jan-81                               50961.65
               Feb-81                               50636.88
               Mar-81                               51885.47
               Apr-81                               54037.13
               May-81                               58497.45
               Jun-81                               57847.46
               Jul-81                               58875.47
               Aug-81                               63128.81
               Sep-81                               60015.52
               Oct-81                               64471.36
               Nov-81                               63790.16
               Dec-81                               58243.25
               Jan-82                               57919.15
               Feb-82                               58123.56
               Mar-82                               58007.20
               Apr-82                               59673.44
               May-82                               58200.48
               Jun-82                               58267.86
               Jul-82                               60026.95
               Aug-82                               57477.11
               Sep-82                               52761.17
               Oct-82                               51577.21
               Nov-82                               51660.03
               Dec-82                               49682.11
               Jan-83                               49646.61
               Feb-83                               49120.99
               Mar-83                               47440.62
               Apr-83                               48810.34
               May-83                               48157.78
               Jun-83                               49848.24
               Jul-83                               51397.14
               Aug-83                               53906.66
               Sep-83                               56547.77
               Oct-83                               52305.43
               Nov-83                               51947.17
               Dec-83                               51875.57
               Jan-84                               51900.99
               Feb-84                               53422.23
               Mar-84                               53473.35
               Apr-84                               55269.07
               May-84                               57637.27
               Jun-84                               58838.69
               Jul-84                               59948.61
               Aug-84                               60130.71
               Sep-84                               59152.01
               Oct-84                               57439.82
               Nov-84                               57243.63
               Dec-84                               52631.04
               Jan-85                               55066.57
               Feb-85                               54117.54
               Mar-85                               56557.27
               Apr-85                               57618.39
               May-85                               52826.08
               Jun-85                               54140.04
               Jul-85                               50783.24
               Aug-85                               52142.19
               Sep-85                               53018.53
               Oct-85                               53258.95
               Nov-85                               52932.65
               Dec-85                               51264.38
               Jan-86                               49012.15
               Feb-86                               50078.21
               Mar-86                               47019.29
               Apr-86                               48459.33
               May-86                               49067.27
               Jun-86                               50792.38
               Jul-86                               51688.40
               Aug-86                               48992.02
               Sep-86                               50063.71
               Oct-86                               50630.56
               Nov-86                               48249.35
               Dec-86                               47140.54
               Jan-87                               48406.13
               Feb-87                               46289.22
               Mar-87                               47674.94
               Apr-87                               50085.55
               May-87                               58044.77
               Jun-87                               60019.62
               Jul-87                               56594.93
               Aug-87                               57803.61
               Sep-87                               60549.50
               Oct-87                               62112.13
               Nov-87                               65003.26
               Dec-87                               62114.22
               Jan-88                               64939.01
               Feb-88                               57853.46
               Mar-88                               57002.83
               Apr-88                               59432.94
               May-88                               60175.51
               Jun-88                               60996.08
               Jul-88                               64393.31
               Aug-88                               60866.78
               Sep-88                               63890.58
               Oct-88                               60953.83
               Nov-88                               59456.26
               Dec-88                               67007.86
               Jan-89                               63188.13
               Feb-89                               65558.84
               Mar-89                               70448.81
               Apr-89                               66946.36
               May-89                               66757.94
               Jun-89                               65751.04
               Jul-89                               60462.70
               Aug-89                               64657.64
               Sep-89                               63877.91
               Oct-89                               64492.27
               Nov-89                               64546.77
               Dec-89                               64484.52
               Jan-90                               65264.32
               Feb-90                               67946.31
               Mar-90                               64303.23
               Apr-90                               70592.67
               May-90                               68493.33
               Jun-90                               66706.34
               Jul-90                               62711.27
               Aug-90                               62868.28
               Sep-90                               60403.15
               Oct-90                               64144.94
               Nov-90                               62658.68
               Dec-90                               65020.35
               Jan-91                               60205.94
               Feb-91                               59809.89
               Mar-91                               61802.78
               Apr-91                               60993.05
               May-91                               58371.17
               Jun-91                               60663.11
               Jul-91                               60962.20
               Aug-91                               59575.00
               Sep-91                               57984.64
               Oct-91                               58448.55
               Nov-91                               55731.40
               Dec-91                               56284.47
               Jan-92                               55004.98
               Feb-92                               55371.00
               Mar-92                               57622.26
               Apr-92                               57157.44
               May-92                               52951.37
               Jun-92                               57490.79
               Jul-92                               52593.59
               Aug-92                               54268.68
               Sep-92                               52211.60
               Oct-92                               55503.62
               Nov-92                               58429.51
               Dec-92                               56636.39
               Jan-93                               52049.28
               Feb-93                               55247.16
               Mar-93                               52441.09
               Apr-93                               53123.70
               May-93                               54336.76
               Jun-93                               51822.73
               Jul-93                               50511.45
               Aug-93                               51098.78
               Sep-93                               51237.62
               Oct-93                               49044.36
               Nov-93                               52734.44
               Dec-93                               50756.89
               Jan-94                               50601.87
               Feb-94                               52641.20
               Mar-94                               56485.31
               Apr-94                               58529.36
               May-94                               60482.35
               Jun-94                               61023.20
               Jul-94                               57974.59
               Aug-94                               61554.39
               Sep-94                               60610.67
               Oct-94                               63327.61
               Nov-94                               63667.99
               Dec-94                               66343.43
               Jan-95                               62576.78
               Feb-95                               64186.10
               Mar-95                               59754.27
               Apr-95                               60797.94
               May-95                               58726.77
               Jun-95                               56476.00
               Jul-95                               55551.51
               Aug-95                               58602.87
               Sep-95                               55288.42
               Oct-95                               56609.23
               Nov-95                               56801.51
               Dec-95                               56448.03
               Jan-96                               52811.59
               Feb-96                               56096.00
               Mar-96                               58152.38
               Apr-96                               61226.81
               May-96                               60451.14
               Jun-96                               63520.24
               Jul-96                               64999.59
               Aug-96                               60315.45
               Sep-96                               62538.41
               Oct-96                               62828.69
               Nov-96                               60911.43
               Dec-96                               61386.14
               Jan-97                               62749.23
               Feb-97                               60876.33
               Mar-97                               64540.32
               Apr-97                               66919.28
               May-97                               61722.99
               Jun-97                               61967.53
               Jul-97                               61209.24
               Aug-97                               60293.85
               Sep-97                               60956.85
               Oct-97                               58147.29
               Nov-97                               59113.48
               Dec-97                               58829.68
               Jan-98                               59019.24
               Feb-98                               62523.96
               Mar-98                               61757.01
               Apr-98                               59916.14
               May-98                               62021.30
               Jun-98                               59078.86
               Jul-98                               59535.59
               Aug-98                               61334.68
               Sep-98                               60134.28
               Oct-98                               59878.77
               Nov-98                               59487.48
               Dec-98                               59164.37
               Jan-99                               59824.67
               Feb-99                               62648.78
               Mar-99                               63044.99
               Apr-99                               63314.49
               May-99                               62569.68
               Jun-99                               67158.47
               Jul-99                               67216.43
               Aug-99                               67763.96
               Sep-99                               70625.34
               Oct-99                               69917.55
               Nov-99                               73862.44
               Dec-99                               71935.22
               Jan-00                               73423.57
               Feb-00                               73752.15
               Mar-00                               74350.84
               Apr-00                               72608.85
               May-00                               76124.14
               Jun-00                               72436.97
               Jul-00                               75466.76
               Aug-00                               73556.27
               Sep-00                               74859.77
               Oct-00                               76147.90
               Nov-00                               75094.33
               Dec-00                               67166.75
               Jan-01                               68587.00
               Feb-01                               67842.64
               Mar-01                               66049.16
               Apr-01                               70502.29
               May-01                               71039.28
               Jun-01                               72773.52
               Jul-01                               70775.88
               Aug-01                               68988.21
               Sep-01                               65221.28
               Oct-01                               65777.18
               Nov-01                               64815.35
               Dec-01                               72441.51
               Jan-02                               74686.86
               Feb-02                               75438.41
               Mar-02                               73283.80
               Apr-02                               74611.48
               May-02                               70871.43
               Jun-02                               73415.10
               Jul-02                               66525.41
               Aug-02                               66370.59
               Sep-02                               64469.67
               Oct-02                               68865.87
               Nov-02                               65673.22
               Dec-02                               71464.28
               Jan-03                               64803.33
               Feb-03                               66119.77
               Mar-03                               64811.60
               Apr-03                               66786.24
               May-03                               66454.53
               Jun-03                               62115.86
               Jul-03                               65729.94
               Aug-03                               70450.83
               Sep-03                               70183.08
               Oct-03                               69449.72
               Nov-03                               73941.85
               Dec-03                               69602.43
               Jan-04                               73275.28
               Feb-04                               75973.32
               Mar-04                               71011.13
               Apr-04                               78516.12
               May-04                               78373.70
               Jun-04                               80023.11
               Jul-04                               76899.01
               Aug-04                               77366.82
               Sep-04                               74171.08
               Oct-04                               79991.05
               Nov-04                               78436.21
               Dec-04                               80393.00
               Jan-05                               77777.25
               Feb-05                               82006.91
               Mar-05                               81868.01
               Apr-05                               83732.35
               May-05                               79676.95
               Jun-05                               77708.55
               Jul-05                               79816.67
               Aug-05                               84711.21
               Sep-05                               82849.00
               Oct-05                               85099.74
               Nov-05                               83900.02

*<F3> Calculation assumes a conventional mortgage and principal and interest payments equal 20% of annual income.

Source: Bureau of the Census; Federal Reserve Board

Interest Rates
--------------

  The yield curve continued to flatten in the December quarter and by year-end was slightly inverted, with the 2-year Treasury Note at 4.40% and the 10-year at 4.39%. Many economists and bond market cognoscenti believe an inverted yield curve preordains recession. According to the Wall Street Journal, over the past fifty years, an inverted yield curve has only given two false signals. That is a remarkable historical artifact, yet many of the pundits believe that because long-dated interest rates are still low, the inversion is unlikely to result in significant economic weakness this time.

  While long rates remain relatively low, short rates have escalated considerably. The Fed Funds rate, which was 1% as recently as June of 2004, is now 4.25% and is expected to go modestly higher. The minutes from the Federal Reserve meeting of December 13 suggest the tightening steps may be just about over. The prime rate is now 7.25% with many borrowers looking at 50-75 basis points above this. Money costs approaching 8% start to get one's attention, particularly compared to less than 5% just eighteen months ago. More importantly, the carry trade, which we have discussed several times over the past few years, has basically come to a halt. Recall that a steep yield curve invites speculators to borrow short-term and lend long-term. This has been a key feature in the private equity, hedge fund, derivative, and mortgage finance world in recent times. How all of this plays out remains to be seen, but rest assured, it will not be like the last few years.

Energy
------

  Oil prices have remained elevated, in spite of relatively high inventories. Though wars, hurricanes, terrorist acts, state appropriations in Venezuela and Russia, and other disruptions have conspired against the oil markets, inventories remain healthy. As you can see from Chart D, 2005 crude inventories are well above seasonal averages.

  Natural gas inventories are also within their five-year range despite the disruptions from hurricanes.

  The current price of crude ($62.94 on January 3, 2006) is up over 50% in the last twelve months and over 100% from 24 months ago. Natural gas has experienced increases of a similar magnitude. There has been a great deal written about the maturation in oil productive capacity, Chinese and other developing countries' demand growth, and an impending shortage of hydrocarbons. The energy bulls see the current infrastructure straining to boost production, while at the same time projecting a continuation of unprecedented demand growth, and conclude, not surprisingly, that we are poised for "permanent" high prices. Today's energy price scenario is partly a function of investment that took place five years ago. It takes about that long to bring productive capacity on stream. In Chart E, West Texas Intermediate (WTI) is graphed going back to 1995. From 1995-1999 WTI averaged $19.37 per barrel. You can imagine how difficult it must have been to make multi-hundred-million to billon-dollar investment decisions in that environment.

                                     CHART D
                              CRUDE OIL INVENTORIES



                      Crude Oil Inventories 2004         Crude Oil Inventories 2005         Crude Oil Inventories 00-05 Average
                     Weekly, Millions of Barrels        Weekly, Millions of Barrels             Weekly, Millions of Barrels
                     ---------------------------        ---------------------------             ---------------------------
Dec-94                          268.954                            288.807                                 288.206
Jan-95                          263.97                             292.208                                 286.86
Feb-95                          265.182                            295.637                                 287.765
Mar-95                          263.666                            295.313                                 285.727
Apr-95                          271.588                            294.287                                 288.519
May-95                          268.882                            296.429                                 288.631
Jun-95                          273.782                            297.037                                 287.509
Jul-95                          273.782                            299.432                                 287.86
Aug-95                          275.782                            302.629                                 290.055
Sep-95                          279.509                            305.222                                 291.93
Oct-95                          281.089                            309.319                                 294.496
Nov-95                          288.621                            314.702                                 298.365
Dec-95                          294.319                            317.062                                 302.366
Jan-96                          292.226                            320.716                                 303.159
Feb-96                          295.374                            318.943                                 304.417
Mar-96                          295.582                            324.358                                 307.721
Apr-96                          298.761                            327.038                                 310.273
May-96                          298.856                            329.704                                 310.511
Jun-96                          299.955                            334.047                                 310.721
Jul-96                          298.859                            332.36                                  311.854
Aug-96                          298.884                            333.848                                 310.965
Sep-96                          301.663                            330.754                                 311.998
Oct-96                          302.089                            328.971                                 309.157
Nov-96                          302.941                            327.392                                 308.738
Dec-96                          305.356                            328.496                                 308.114
Jan-97                          304.852                            324.883                                 306.246
Feb-97                          305.027                            320.984                                 304.637
Mar-97                          302.855                            320.084                                 304.28
Apr-97                          299.282                            317.839                                 302.582
May-97                          300.454                            318.035                                 300.729
Jun-97                          298.639                            320.832                                 300.153
Jul-97                          294.26                             321.073                                 298.385
Aug-97                          293.049                            322.925                                 297.342
Sep-97                          291.349                            321.405                                 297.61
Oct-97                          287.117                            314.952                                 295.481
Nov-97                          285.658                            308.392                                 292.539
Dec-97                          278.646                            308.07                                  290.423
Jan-98                          269.534                            305.658                                 288.766
Feb-98                          272.935                            305.412                                 288.071
Mar-98                          274.033                            306.429                                 288.71
Apr-98                          278.236                            311.984                                 290.972
May-98                          279.434                            316.398                                 293.609
Jun-98                          283.378                            319.132                                 295.642
Jul-98                          289.65                             323.556                                 298.341
Aug-98                          291.511                            321.397                                 297.219
Sep-98                          292.326                            321.751                                 299.465
Oct-98                          292.411                            317.563                                 296.773
Nov-98                          293.26                             320.283                                 298.118
Dec-98                          293.917                            321.175                                 296.597
Jan-99                          293.791                            322.475                                 296.161
Feb-99                          295.915                            322.593                                 297.155
Mar-99                          295.056                            321.58                                  294.024


Source: Energy Information Administration

     Beginning in 2002 oil prices began to rally. By the end of that year they were over $30 and have averaged $43.23 over the past three years, including an amazing $57.26 last year. We remain steadfast in our belief that price sends a signal to the market, and the response in this case is that of far greater expenditures to find and develop energy reserves. High prices make formerly uneconomic reserves viable. For example, Oil & Gas Journal estimates that the oil sands in Alberta alone have 174.5 billion barrels of recoverable reserves. This compares to Saudi Arabia's estimated reserves of 264 billion barrels. Of course, the Canadian oil sands are economic at $40 per barrel, but probably not at $30 per barrel, and it will be many years before a meaningful amount of this oil hits the market. The point is, high prices have already put the mechanism in place that will ultimately deliver lower prices. Moreover, high prices spur conservation. We remember policy makers being perpetually surprised at how energy-efficient the U.S. became after the last big oil shock in 1979. We envision a similar scenario this time around.

                                    CHART E
                                Crude Oil Prices
                  West Texas Intermediate - Dollars Per Barrel

               Dec-94                                       17.80
               Jan-95                                       17.45
               Feb-95                                       18.50
               Mar-95                                       18.30
               Apr-95                                       19.00
               May-95                                       20.53
               Jun-95                                       18.88
               Jul-95                                       17.03
               Aug-95                                       17.73
               Sep-95                                       18.03
               Oct-95                                       17.63
               Nov-95                                       17.68
               Dec-95                                       18.43
               Jan-96                                       19.83
               Feb-96                                       17.73
               Mar-96                                       19.43
               Apr-96                                       22.28
               May-96                                       20.83
               Jun-96                                       19.83
               Jul-96                                       21.53
               Aug-96                                       21.03
               Sep-96                                       23.40
               Oct-96                                       24.13
               Nov-96                                       23.03
               Dec-96                                       24.80
               Jan-97                                       25.68
               Feb-97                                       24.15
               Mar-97                                       20.25
               Apr-97                                       20.28
               May-97                                       19.93
               Jun-97                                       20.98
               Jul-97                                       20.13
               Aug-97                                       20.28
               Sep-97                                       19.68
               Oct-97                                       21.05
               Nov-97                                       20.98
               Dec-97                                       18.68
               Jan-98                                       17.53
               Feb-98                                       17.05
               Mar-98                                       15.33
               Apr-98                                       15.53
               May-98                                       16.13
               Jun-98                                       14.98
               Jul-98                                       14.38
               Aug-98                                       13.70
               Sep-98                                       13.73
               Oct-98                                       15.43
               Nov-98                                       14.38
               Dec-98                                       11.13
               Jan-99                                       12.33
               Feb-99                                       12.38
               Mar-99                                       12.23
               Apr-99                                       16.63
               May-99                                       18.85
               Jun-99                                       16.33
               Jul-99                                       19.40
               Aug-99                                       20.45
               Sep-99                                       21.98
               Oct-99                                       24.53
               Nov-99                                       22.53
               Dec-99                                       25.00
               Jan-00                                       25.55
               Feb-00                                       28.23
               Mar-00                                       31.78
               Apr-00                                       26.43
               May-00                                       26.75
               Jun-00                                       30.13
               Jul-00                                       30.68
               Aug-00                                       27.78
               Sep-00                                       33.38
               Oct-00                                       32.18
               Nov-00                                       33.28
               Dec-00                                       32.05
               Jan-01                                       27.23
               Feb-01                                       29.83
               Mar-01                                       27.63
               Apr-01                                       25.58
               May-01                                       28.93
               Jun-01                                       27.93
               Jul-01                                       25.95
               Aug-01                                       26.78
               Sep-01                                       26.93
               Oct-01                                       23.28
               Nov-01                                       20.38
               Dec-01                                       20.08
               Jan-02                                       21.03
               Feb-02                                       20.38
               Mar-02                                       22.40
               Apr-02                                       26.88
               May-02                                       26.75
               Jun-02                                       25.08
               Jul-02                                       26.83
               Aug-02                                       26.48
               Sep-02                                       27.78
               Oct-02                                       30.83
               Nov-02                                       27.13
               Dec-02                                       27.23
               Jan-03                                       31.85
               Feb-03                                       32.78
               Mar-03                                       35.88
               Apr-03                                       29.78
               May-03                                       26.03
               Jun-03                                       30.73
               Jul-03                                       30.43
               Aug-03                                       32.33
               Sep-03                                       29.43
               Oct-03                                       29.38
               Nov-03                                       28.93
               Dec-03                                       29.98
               Jan-04                                       32.55
               Feb-04                                       34.98
               Mar-04                                       36.33
               Apr-04                                       34.28
               May-04                                       38.23
               Jun-04                                       42.35
               Jul-04                                       38.73
               Aug-04                                       43.83
               Sep-04                                       44.01
               Oct-04                                       50.13
               Nov-04                                       50.14
               Dec-04                                       47.50
               Jan-05                                       42.13
               Feb-05                                       47.13
               Mar-05                                       51.69
               Apr-05                                       57.28
               May-05                                       50.93
               Jun-05                                       54.61
               Jul-05                                       58.76
               Aug-05                                       61.58
               Sep-05                                       69.48
               Oct-05                                       65.48
               Nov-05                                       59.86
               Dec-05                                       58.48

Source: Dow Jones & Company

     Fundamentally-it is true that it will be a few years before a significant increase in capacity is in place, but in our humble opinion, the price of energy is far in excess of where it should be. Sometime in the next year or two we expect a significant drop in oil and gas prices, a positive factor in what otherwise could be a choppier period for consumer spending.

Inflation
---------

  The headline Consumer Price Index (CPI) inflation indicator hit a 14-year high of 4.7% in September of 2005. For the year, the preliminary CPI figure is estimated to have been 3.6%, reflecting a steady increase from the 1.5% level reached in 2003. The Commodity Research Bureau index recently hit a record high of 333 compared to 190 as recently as the beginning of 2002. Energy, being one of the commodities, clearly influences this number, but most commodities are at multi-decade highs. Gold recently hit $533 per ounce, the highest level in over twenty years.

  Despite these worrisome statistics that, surprisingly, haven't meaningfully hurt the stock market as yet, we continue to believe that the long-term inflation picture is sanguine. Worldwide inflation is down dramatically from the early 1990s as globalization and technology enable low-cost countries to "export" lower prices around the globe. The wage disintermediation impact from India and China will be a long-running phenomenon, which should keep a lid on U.S. wage growth (and inflation) for the foreseeable future.

Valuation and Market Outlook
----------------------------

  Our view of the market is almost always joined at the hip with valuation. As long as the market remains expensive - and it is, when measured by historical valuation benchmarks - we are likely to be less than ebullient about its prospects. Based upon statistics for the S&P 500 (reliable long-term data is not available for small cap benchmarks), and courtesy of The Leuthold Group, the current valuation falls somewhere between the seventh and ninth decile (tenth being the most expensive) depending on which measure is used. The price-to-cash flow multiple is in the seventh decile, the price-to-sales and price-to-book ratio fall in the ninth decile, and the price-to-earnings ratio (normalized) is in the eighth decile. The dividend yield is in the ninth decile. This data spans approximately fifty years and nearly every kind of economic environment and stock market.

  The FMI Common Stock Fund, as articulated in our last letter, trades at much more reasonable valuations, but is still slightly above long-term averages.

  At the beginning of this letter we noted that our 9.45% gain in 2005 fell roughly on the statistical average for common stocks over the long-term, yet marveled at the rarity of achieving average performance in any one year. Yearly returns tend to be high or low. Valuations are somewhat analogous to this, but they play out over longer periods. A view of valuation histograms would quickly reveal that they are not smooth bell curves. They tend to be more "barbell" in nature, aggregating away from the average. In a future letter we will discuss this in more detail. Suffice it to say that the right side of these barbells is dominated by valuations from the 1995-2005 vintage. We are neither expecting, nor building a portfolio that depends upon a continuation of historically high valuations. We like to think of our stocks as all-weather vehicles but we recognize that at some point in the future - and it could be years away - this market will transition from high to low. The duration of such a transition would determine how painful it would be. Certainly, even our durable franchises would be impacted, but we feel that the valuation advantage in our holdings would serve us well in more difficult market environments. One of our favorite phrases around here is "plan for tough times and hope for good times."

  Thank you for your support of FMI Common Stock Fund, Inc.

  Sincerely,

     /s/Ted D. Kellner      /s/Donald S. Wilson        /s/Patrick J. English
     Ted D. Kellner, CFA    Donald S. Wilson, CFA      Patrick J. English, CFA
     President and          Vice President             Vice President and
     Portfolio Manager      Portfolio Manager

          100 E. Wisconsin Ave. o Milwaukee, WI  53202 o 414-226-4555
                                www.fmifunds.com

FMI Common Stock Fund, Inc.
STATEMENT OF NET ASSETS
December 31, 2005 (Unaudited)

     SHARES                                                    VALUE(B)<F5>
     ------                                                    ------------
COMMON STOCKS -- 95.9% (A)<F4>

COMMERCIAL SERVICES SECTOR -- 15.1%
-----------------------------------
               ADVERTISING/MARKETING SERVICES -- 2.3%
     362,900   ADVO, Inc.                                      $ 10,226,522

               MISCELLANEOUS COMMERCIAL SERVICES -- 6.6%
     224,300   ABM Industries Inc.                                4,385,065
     288,300   FTI Consulting, Inc.                               7,910,952
     203,100   G & K Services, Inc.                               7,971,675
     263,000   Global Imaging Systems, Inc.                       9,107,690
                                                               ------------
                                                                 29,375,382
               PERSONNEL SERVICES -- 6.2%
     394,200   Korn/Ferry International                           7,367,598
     704,900   MPS Group, Inc.                                    9,635,983
     375,000   Watson Wyatt & Company Holdings                   10,462,500
                                                               ------------
                                                                 27,466,081
CONSUMER DURABLES SECTOR -- 2.0%
--------------------------------
               TOOLS & HARDWARE -- 2.0%
     238,000   Snap-on Inc.                                       8,939,280

CONSUMER NON-DURABLES SECTOR -- 6.1%
------------------------------------
               APPAREL/FOOTWEAR -- 3.6%
     445,500   Liz Claiborne, Inc.                               15,957,810

               FOOD: SPECIALTY/CANDY -- 2.5%
     298,500   Lancaster Colony Corp.                            11,059,425

CONSUMER SERVICES SECTOR -- 2.4%
--------------------------------
               PUBLISHING: NEWSPAPERS -- 1.4%
     442,600   Journal Communications, Inc.                       6,174,270

               RESTAURANTS -- 1.0%
     193,900   Applebee's International, Inc.                     4,380,201

DISTRIBUTION SERVICES SECTOR -- 10.5%
-------------------------------------
               ELECTRONICS DISTRIBUTORS -- 5.4%
     515,400   Arrow Electronics, Inc.                           16,508,262
     139,100   ScanSource, Inc.                                   7,605,988
                                                               ------------
                                                                 24,114,250
               WHOLESALE DISTRIBUTORS -- 5.1%
     185,300   School Specialty, Inc.                             6,752,332
     331,500   United Stationers Inc.                            16,077,750
                                                               ------------
                                                                 22,830,082
ELECTRONIC TECHNOLOGY SECTOR -- 5.0%
------------------------------------
               COMPUTER PERIPHERALS -- 2.6%
     248,500   Imation Corp.                                     11,448,395

               ELECTRONIC EQUIPMENT/INSTRUMENTS -- 2.4%
     556,500   Paxar Corp.                                       10,924,095

ENERGY MINERALS SECTOR -- 1.2%
------------------------------
               OIL & GAS PRODUCTION -- 1.2%
     150,600   St. Mary Land & Exploration Co.                    5,543,586

FINANCE SECTOR -- 10.0%
-----------------------
               INSURANCE BROKERS/SERVICES -- 3.1%
     451,400   Arthur J. Gallagher & Co.                         13,939,232

               INVESTMENT MANAGERS -- 1.0%
     115,600   Investors Financial Services Corp.                 4,257,548

               LIFE/HEALTH INSURANCE -- 3.2%
     325,000   Protective Life Corp.                             14,225,250

               PROPERTY/CASUALTY INSURANCE -- 2.7%
     465,000   Old Republic International Corp.                  12,210,900

HEALTH TECHNOLOGY SECTOR -- 2.6%
--------------------------------
               MEDICAL SPECIALTIES -- 2.6%
      69,700   Beckman Coulter, Inc.                              3,965,930
     190,900   Sybron Dental Specialties, Inc.                    7,599,729
                                                               ------------
                                                                 11,565,659
INDUSTRIAL SERVICES SECTOR -- 3.8%
----------------------------------
               ENVIRONMENTAL SERVICES -- 3.8%
     269,700   Duratek Inc.                                       4,026,621
     340,000   Republic Services, Inc.                           12,767,000
                                                               ------------
                                                                 16,793,621
PROCESS INDUSTRIES SECTOR -- 17.8%
----------------------------------
               CHEMICALS: MAJOR DIVERSIFIED -- 2.9%
     425,900   Engelhard Corp.                                   12,840,885

               CHEMICALS: SPECIALTY -- 2.9%
     330,500   Albemarle Corp.                                   12,674,675

               CONTAINERS/PACKAGING -- 6.9%
     306,000   AptarGroup, Inc.                                  15,973,200
     534,700   Bemis Company, Inc.                               14,902,089
                                                               ------------
                                                                 30,875,289
               INDUSTRIAL SPECIALTIES -- 2.8%
      62,000   Minerals Technologies Inc.                         3,465,180
     369,800   Valspar Corp.                                      9,122,966
                                                               ------------
                                                                 12,588,146
               TEXTILES -- 2.3%
     280,000   Albany International Corp.                        10,124,800

PRODUCER MANUFACTURING SECTOR -- 4.2%
-------------------------------------
               ELECTRICAL PRODUCTS -- 3.1%
     294,400   Acuity Brands, Inc.                                9,361,920
     162,600   Littelfuse, Inc.                                   4,430,850
                                                               ------------
                                                                 13,792,770
               INDUSTRIAL MACHINERY -- 1.1%
     119,900   IDEX Corp.                                         4,929,089

RETAIL TRADE SECTOR -- 5.4%
---------------------------
               DISCOUNT STORES -- 1.6%
     290,400   Family Dollar Stores, Inc.                         7,199,016

               FOOD RETAIL -- 1.9%
     408,000   Ruddick Corp.                                      8,682,240

               SPECIALTY STORES -- 1.9%
     379,100   PETCO Animal Supplies, Inc.                        8,321,245

TECHNOLOGY SERVICES SECTOR -- 5.1%
----------------------------------
               DATA PROCESSING SERVICES -- 5.1%
     796,800   The BISYS Group, Inc.                             11,163,168
     482,800   eFunds Corp.                                      11,316,832
                                                               ------------
                                                                 22,480,000
TRANSPORTATION SECTOR -- 3.9%
-----------------------------
               AIR FREIGHT/COURIERS -- 1.0%
     165,400   Pacer International, Inc.                          4,310,324

               TRUCKING -- 2.9%
     662,000   Werner Enterprises, Inc.                          13,041,400

UTILITIES SECTOR -- 0.8%
------------------------
               ELECTRIC UTILITIES -- 0.8%
     220,600   Pike Electric Corp.                                3,578,132
                                                               ------------
                 Total common stocks                            426,869,600

   PRINCIPAL
    AMOUNT
    ------
SHORT-TERM INVESTMENTS -- 4.2% (A)<F4>

               COMMERCIAL PAPER -- 1.1%
 $ 5,000,000   General Electric Capital Corp.,
                 4.19%, due 1/13/06                               4,993,017

               VARIABLE RATE DEMAND NOTE -- 3.1%
  13,683,670   U.S. Bank, N.A., 4.13%                            13,683,670
                                                               ------------
                 Total short-term investments                    18,676,687
                                                               ------------
                 Total investments                              445,546,287
               Liabilities, less cash and
                 receivables -- (0.1%) (A)<F4>                     (360,020)
                                                               ------------
                   NET ASSETS                                  $445,186,267
                                                               ------------
                                                               ------------
               Net Asset Value Per Share
               ($0.01 par value, indefinite shares
               authorized), offering and redemption price
               ($445,186,267 / 18,278,793
               shares outstanding)                             $      24.36
                                                               ------------
                                                               ------------
(A)<F4>   Percentages for the various classifications relate to net assets.
(B)<F5> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments are valued at amortized cost which approximates value.

                          FMI COMMON STOCK FUND, INC.
                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                                www.fmifunds.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                 PAUL S. SHAIN
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                     100 East Wisconsin Avenue, Suite 1800
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                              FOLEY & LARDNER LLP
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Common Stock Fund unless accompanied or preceded by the Fund's current prospectus. Performance data quoted represents past
                                  ---------------------------------------
performance; past performance does not guarantee future results. The investment
----------------------------------------------------------------
return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.